Interim Condensed Consolidated Statements of Change in Shareholders' Equity (Unaudited)		Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2024			$ 2,060		$ 17,037,325		$ (14,630,797)		$ 37,548		$ 2,446,136
Balance, shares at Dec. 31, 2024 | shares	[1]	3,539,790	3,539,790
Capital contribution by shareholders					2,551,601						2,551,601
Capital contribution by shareholders, shares | shares		1,333,354	1,333,354
Net loss							(1,570,101)				(1,570,101)
Other comprehensive losses									14,476		14,476
Balance at Jun. 30, 2025			$ 2,060		19,588,926		(16,200,898)		52,024		3,442,112
Balance, shares at Jun. 30, 2025 | shares		4,873,144	4,873,144
Balance at Dec. 31, 2025			$ 2,060		22,276,916		(18,815,989)		(30,184)		3,432,803
Balance, shares at Dec. 31, 2025 | shares	[1]	5,786,184	5,786,184
Capital contribution by shareholders			$ 8,072		5,172,778						5,180,850
Capital contribution by shareholders, shares | shares		4,000,000	4,000,000
Net loss							(2,069,012)			$ (1,598,805)	(2,069,012)
Other comprehensive losses									30,184		30,184
Warrants					201,113						201,113
Balance at Jun. 30, 2026		$ 7,829	$ 10,132	$ 21,366,825	$ 27,650,807	$ (16,138,630)	$ (20,885,001)			$ 5,236,024	$ 6,775,938
Balance, shares at Jun. 30, 2026 | shares		9,786,184	9,786,184

[1]	On February 6, 2026, the Company, through its subsidiary IFSC Pte. Ltd., completed the sale of its entire interest in SIMPPLE Australia Pty Ltd. to two employees of that subsidiary for total consideration of AUD2. SIMPPLE Australia was deconsolidated on that date, and the Company retained no ownership interest. At the disposal date, SIMPPLE Australia had net liabilities of approximately S$1,337,069, including amounts due to a Group entity. The disposal resulted in a gain of S$1,315,264, included in “Other income” in the condensed consolidated statement of operations. The Company’s parent guarantee in respect of SIMPPLE Australia terminated upon completion.